EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 14.67%
267,651	American Homes 4 Rent Class A REIT	$ 9,844,204
122,632	Apartment Income Corp REIT	3,981,861
110,626	Apartment Investment & Management Co Class A REIT(a)	906,027
119,373	AvalonBay Communities Inc REIT	22,150,854
89,852	Camden Property Trust REIT	8,841,437
12,515	Centerspace REIT	715,107
73,108	Elme Communities REIT	1,017,663
290,460	Equity Residential REIT	18,330,931
54,029	Essex Property Trust Inc REIT	13,226,839
190,512	Independence Realty Trust Inc REIT	3,072,959
484,083	Invitation Homes Inc REIT	17,238,196
98,220	Mid-America Apartment Communities Inc REIT	12,923,788
19,813	NexPoint Residential Trust Inc REIT	637,780
254,659	UDR Inc REIT	9,526,793
		122,414,439
Diversified REITS — 14.57%
39,772	American Assets Trust Inc REIT	871,405
159,848	Broadstone Net Lease Inc REIT	2,504,818
254,860	Digital Realty Trust Inc REIT	36,710,035
64,078	EPR Properties REIT	2,720,111
79,006	Equinix Inc REIT	65,206,020
161,402	Global Net Lease Inc REIT	1,254,094
53,335	UMH Properties Inc REIT	866,160
66,588	Veris Residential Inc REIT	1,012,803
184,019	WP Carey Inc REIT	10,386,032
		121,531,478
Health Care REITS — 10.75%
111,465	CareTrust Inc REIT	2,716,402
21,011	Community Healthcare Trust Inc REIT	557,842
176,520	Diversified Healthcare Trust REIT	434,239
50,702	Global Medical Inc REIT	443,643
318,708	Healthcare Realty Trust Inc REIT	4,509,718
595,732	Healthpeak Properties Inc REIT	11,169,975
512,872	Medical Properties Trust Inc REIT(b)	2,410,498
35,926	National Health Investors Inc REIT	2,257,231
206,733	Omega Healthcare Investors Inc REIT	6,547,234
10,902	Universal Health Realty Income Trust REIT(b)	400,212
338,616	Ventas Inc REIT	14,743,341
Shares		Fair Value
Health Care REITS — (continued)
465,762	Welltower Inc REIT	$ 43,520,802
		89,711,137
Hotels REITS — 4.09%
180,487	Apple Hospitality Inc REIT	2,956,377
41,561	Chatham Lodging Trust REIT	420,182
174,100	DiamondRock Hospitality Co REIT	1,673,101
593,648	Host Hotels & Resorts Inc REIT	12,276,641
177,900	Park Hotels & Resorts Inc REIT	3,111,471
100,079	Pebblebrook Hotel Trust REIT	1,542,217
130,556	RLJ Lodging Trust REIT	1,543,172
50,246	Ryman Hospitality Properties Inc REIT	5,808,940
137,758	Service Properties Trust REIT	933,999
90,158	Summit Hotel Properties Inc REIT	586,928
169,479	Sunstone Hotel Investors Inc REIT	1,887,996
89,076	Xenia Hotels & Resorts Inc REIT	1,337,031
		34,078,055
Manufactured Homes REITS — 2.83%
156,884	Equity LifeStyle Properties Inc REIT	10,103,329
104,724	Sun Communities Inc REIT	13,465,412
		23,568,741
Office Property REITS — 6.34%
132,518	Alexandria Real Estate Equities Inc REIT	17,082,895
121,577	Boston Properties Inc REIT	7,940,194
144,449	Brandywine Realty Trust REIT	693,355
92,845	COPT Defense Properties REIT	2,244,064
128,649	Cousins Properties Inc REIT	3,092,722
138,482	Douglas Emmett Inc REIT	1,920,745
78,965	Easterly Government Properties Inc REIT	908,887
110,011	Empire State Realty Trust Inc Class A REIT	1,114,411
88,693	Equity Commonwealth REIT(a)	1,674,524
87,667	Highwoods Properties Inc REIT	2,295,122
107,827	Hudson Pacific Properties Inc REIT	695,484
73,268	JBG SMITH Properties REIT	1,175,952
90,319	Kilroy Realty Corp REIT	3,290,321
12,184	NET Lease Office Properties REIT	289,979
44,686	Office Properties Income Trust REIT	91,160
48,277	Orion Office Inc REIT	169,452
139,846	Paramount Group Inc REIT	655,878

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
100,949	Piedmont Office Realty Trust Inc Class A REIT	$ 709,672
54,152	SL Green Realty Corp REIT	2,985,400
135,394	Vornado Realty Trust REIT	3,895,285
		52,925,502
Regional Malls REITS — 5.84%
183,017	Macerich Co REIT	3,153,383
274,266	Simon Property Group Inc REIT	42,919,888
89,626	Tanger Inc REIT	2,646,656
		48,719,927
Shopping Centers REITS — 5.63%
85,896	Acadia Realty Trust REIT	1,461,091
251,435	Brixmor Property Group Inc REIT	5,896,151
62,027	Federal Realty Investment Trust REIT	6,334,197
560,583	Kimco Realty Corp REIT	10,993,033
184,833	Kite Realty Group Trust REIT	4,007,179
56,946	NETSTREIT Corp REIT	1,046,098
101,925	Phillips Edison & Co Inc REIT	3,656,050
138,244	Regency Centers Corp REIT	8,372,057
104,648	Retail Opportunity Investments Corp REIT	1,341,587
149,464	SITE Centers Corp REIT	2,189,648
97,844	Urban Edge Properties REIT	1,689,766
		46,986,857
Single Tenant REITS — 6.69%
84,096	Agree Realty Corp REIT	4,803,563
131,865	Essential Properties Realty Trust Inc REIT	3,515,521
75,264	Four Corners Property Trust Inc REIT	1,841,710
42,624	Getty Realty Corp REIT	1,165,766
154,140	NNN Inc REIT	6,587,944
699,855	Realty Income Corp REIT	37,862,156
		55,776,660
Storage REITS — 9.10%
189,228	CubeSmart REIT	8,556,890
177,798	Extra Space Storage Inc REIT	26,136,306
65,949	National Storage Affiliates Trust REIT	2,582,563
133,174	Public Storage REIT	38,628,450
		75,904,209
Warehouse/Industry REITS — 17.42%
224,276	Americold Realty Trust Inc REIT	5,588,958
40,192	EastGroup Properties Inc REIT	7,225,316
111,775	First Industrial Realty Trust Inc REIT	5,872,658
Shares		Fair Value
Warehouse/Industry REITS — (continued)
23,299	Innovative Industrial Properties Inc REIT	$ 2,412,379
250,514	LXP Industrial Trust REIT	2,259,636
30,177	Plymouth Industrial Inc REIT	678,983
777,552	Prologis Inc REIT	101,252,822
177,351	Rexford Industrial Realty Inc REIT	8,920,755
151,832	STAG Industrial Inc REIT	5,836,422
78,708	Terreno Realty Corp REIT	5,226,211
		145,274,140
TOTAL COMMON STOCK — 97.93% (Cost $779,750,558)		$816,891,145
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.18%
$9,940,700	U.S. Treasury Bills(c) 5.29%, 05/23/2024	9,861,023
Repurchase Agreements — 0.30%
996,551	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $996,551 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(d)	996,551
996,551	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $996,551 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(d)	996,551

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 546,199	Undivided interest of 0.31% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $546,199 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(d)	$ 546,199
		2,539,301
TOTAL SHORT TERM INVESTMENTS — 1.48% (Cost $12,400,324)		$12,400,324
TOTAL INVESTMENTS — 99.41% (Cost $792,150,882)		$829,291,469
OTHER ASSETS & LIABILITIES, NET — 0.59%		$4,887,782
TOTAL NET ASSETS — 100.00%		$834,179,251
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	56	USD	14,864	Jun 2024	$124,298
				Net Appreciation	$124,298
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 28, 2024

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of the Fund's derivative transactions, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	51
Average notional long	$12,717,131

March 28, 2024